TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

17.TRADE AND OTHER PAYABLES

	December 31,	December 31,
	2022	2021
Trade payables	$6,707	$5,966
Royalties payable	2,119	113
Payroll related liabilities	848	339
Current portion of lease obligations (note 24)	846	372
Other	1,188	26
$11,708	$6,816